SALES (Schedule of Sales by Major Customer) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major customers [line items]
Sales to external customers	$ 842,428	$ 681,491
Customer One
Disclosure of major customers [line items]
Sales to external customers	228,846	193,541
Customer Two
Disclosure of major customers [line items]
Sales to external customers	207,505	212,092
Customer Three
Disclosure of major customers [line items]
Sales to external customers	154,165
Customer Four
Disclosure of major customers [line items]
Sales to external customers	102,206	102,332
Customer Five
Disclosure of major customers [line items]
Sales to external customers	78,519	76,851
Customer Six
Disclosure of major customers [line items]
Sales to external customers	$ 71,187	70,584
Customer Seven
Disclosure of major customers [line items]
Sales to external customers		$ 26,091